RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Nov. 30, 2023	Aug. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 RELATED PARTY TRANSACTIONS

Amounts due to shareholders

Amounts due to shareholders are unsecured, with interest of 3% per annum and tenure of 6 months, or mutually between the parties. The Company reported amount due to shareholders of $398,747 and $232,095 as of November 30, 2023, and August 31, 2023, respectively.

NOTE 10 RELATED PARTY TRANSACTIONS

Amounts due to shareholders

Amounts due to shareholders are non-interest bearing, unsecured, have no fixed repayment term, and are not evidenced by any written agreement. The Company reported amount due to shareholders of $232,095 and $2,301 as of August 31, 2023, and August 31, 2022, respectively.

Eco Awareness Sdn Bhd

Eco Awareness Sdn Bhd is related to a common shareholder. Eco Awareness Sdn Bhd was our main distributor for E-condLife product. Eco Awareness Sdn Bhd has been re-designated as distributor in October 2021.

The sales generated from Eco Awareness Sdn Bhd amounted to $Nil and $22,903 during the years ended August 31, 2023, and August 31, 2022, respectively. The accounts receivable from Eco Awareness Sdn Bhd amounted to $Nil as of August 31, 2023, and August 31, 2022.

The purchases from Eco Awareness Sdn Bhd amounted to $Nil and $15,904 during the years ended August 31, 2023, and August 31, 2022, respectively. The accounts payable due to Eco Awareness Sdn Bhd amounted to $Nil as of August 31, 2023, and August 31, 2022.